Condensed Statutory Basis Statements of Operations, Unaudited - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income
Net investment income	$ 193	$ 347	$ 1,017	$ 1,626	$ 758
Reinsurance commissions	34,632	25,616	103,297	85,813	71,157
Commission and fee income				38	18
Other income	10,382	10,959	31,596	39,864	40,425
Total income	45,207	36,922	135,910	127,341	112,358
Benefits and expenses
General insurance expenses	12,851	11,229	45,029	37,669	30,755
Insurance taxes, licenses, fees, and commissions	21,781	14,389	58,279	48,143	40,402
Net transfers to separate accounts	10,369	11,047	31,908	40,318	40,705
Total benefits and expenses	45,001	36,665	135,216	126,130	111,862
Income before federal income tax expense (benefit) and net realized capital (losses)	206	257	694	1,211	496
Federal income tax expense (benefit)	184	(3)	256	(59)	(74)
Income before net realized capital (losses)	22	260	438	1,270	570
Net realized capital (losses), net of tax expense (2021 - $15; 2020 - $49)	(15)	(49)	(241)	(20)	(151)
Net income	$ 7	$ 211	$ 197	$ 1,250	$ 419